UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21331
Wells Fargo Advantage Multi-Sector Income Fund
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
Certifications

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 30.30%
Federal Home Loan Bank: 1.79%
$558,399	FHLB ±	2.68%	11/01/2030	$586,136
293,258	FHLB ±	2.99	07/01/2033	294,775
7,542,205	FHLB¤±	2.61	12/01/2034	7,937,335
3,433,083	FHLB¤±	2.68	06/01/2035	3,620,411

				12,438,657

Federal Home Loan Mortgage Corporation: 10.36%
15,411,843	FHLMC¤±	2.59	04/01/2034	16,180,995
2,008,346	FHLMC ±	2.60	08/01/2035	2,108,738
5,624,482	FHLMC ±	2.60	09/01/2035	5,886,423
5,750,789	FHLMC¤±	2.63	08/01/2035	6,035,464
526,293	FHLMC ±	2.65	09/01/2032	552,006
200,614	FHLMC ±	2.69	10/01/2033	210,783
358,180	FHLMC ±	2.72	10/01/2030	377,191
450,333	FHLMC ±	2.74	07/01/2032	453,351
3,670,133	FHLMC ±	2.78	01/01/2038	3,851,823
7,320,280	FHLMC ±	2.79	01/01/2036	7,727,166
428,323	FHLMC ±	2.88	08/01/2030	450,589
6,859,686	FHLMC¤±	2.92	09/01/2038	7,183,657
238,193	FHLMC ±	2.98	06/01/2033	239,092
18,629	FHLMC ±	3.13	10/01/2030	19,163
80,629	FHLMC ±	3.14	12/01/2026	81,068
3,674,329	FHLMC ±	3.18	06/01/2036	3,847,873
4,197	FHLMC ±	3.70	05/01/2019	4,206
73,832	FHLMC ±	3.72	10/01/2022	74,224
3,023,091	FHLMC¤±	4.13	12/01/2035	3,180,377
3,011,960	FHLMC ±	4.20	10/01/2037	3,084,955
57,504	FHLMC ±	4.24	06/01/2018	57,909
146,610	FHLMC ±	4.40	01/01/2027	153,369
441,484	FHLMC ±	5.05	07/01/2035	466,876
1,619,490	FHLMC ±	5.74	11/01/2036	1,712,612
58,668	FHLMC	8.50	04/01/2015	60,788
150,056	FHLMC	8.50	07/01/2028	178,233
85,298	FHLMC	8.50	03/01/2030	97,170
103,397	FHLMC Series 0196 Class A ±	1.11	12/15/2021	103,452
2,428,294	FHLMC Series 1383¤±	5.83	02/01/2037	2,593,154
104,304	FHLMC Series 2390 Class FD ±	0.71	12/15/2031	104,302
133,043	FHLMC Series 2411 Class F ±	0.81	02/15/2032	133,391
4,348,075	FHLMC Series 2431 Class F ±	0.76	03/15/2032	4,352,217
211,278	FHLMC Series 2567 Class FH ±	0.66	02/15/2033	211,243

				71,773,860

Federal National Mortgage Association: 18.04%
109,770	FNMA ±	1.35	04/01/2028	112,516
297,687	FNMA ±	1.68	10/01/2034	303,574
7,836	FNMA ±	2.13	04/01/2019	7,841
1,790,464	FNMA ±	2.26	10/01/2035	1,844,625
70,641	FNMA ±	2.26	12/01/2031	73,774
2,105,030	FNMA¤±	2.27	12/01/2035	2,170,526
117,314	FNMA ±	2.44	12/01/2026	123,200
2,941,885	FNMA ±	2.46	01/01/2036	3,074,301
2,762,786	FNMA¤±	2.46	08/01/2036	2,860,048
3,811,006	FNMA ±	2.46	06/01/2035	3,997,161
187,721	FNMA ±	2.48	06/01/2029	196,742
244,721	FNMA ±	2.50	07/01/2038	257,069
252,403	FNMA ±	2.51	01/01/2026	265,833
6,110,507	FNMA¤±	2.52	03/01/2035	6,421,016
157,025	FNMA ±	2.54	06/01/2024	164,922
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED

MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$2,614,043	FNMA¤±	2.54%	07/01/2038	$2,754,269
365,830	FNMA ±	2.56	02/01/2035	385,497
5,171,448	FNMA¤±	2.57	04/01/2034	5,416,891
57,935	FNMA ±	2.60	12/01/2029	61,225
37,030	FNMA ±	2.61	07/01/2026	39,028
44,571	FNMA ±	2.62	12/01/2028	44,615
238,594	FNMA ±	2.62	05/01/2030	250,250
6,542,471	FNMA¤±	2.62	08/01/2039	6,875,653
78,030	FNMA ±	2.62	07/01/2033	78,437
11,412,344	FNMA¤±	2.63	10/01/2034	11,984,504
339,626	FNMA ±	2.63	07/01/2048	357,026
248,247	FNMA ±	2.63	08/01/2030	261,704
99,958	FNMA ±	2.67	06/01/2031	104,537
166,771	FNMA ±	2.73	03/01/2033	173,072
9,152	FNMA ±	2.75	12/01/2016	9,197
571,303	FNMA ±	2.79	03/01/2034	600,717
2,246,572	FNMA¤±	2.80	04/01/2036	2,341,279
3,658,662	FNMA¤±	2.83	05/01/2035	3,864,145
184,998	FNMA ±	2.85	09/01/2027	194,776
1,701,306	FNMA¤±	2.85	07/01/2036	1,787,324
136,266	FNMA ±	2.87	04/01/2033	142,774
2,018,827	FNMA ±	2.93	04/01/2017	2,076,232
201,883	FNMA ±	2.96	09/01/2032	212,064
4,316,802	FNMA ±	2.98	10/01/2033	4,538,726
3,750,588	FNMA¤±	2.99	01/01/2038	3,814,858
11,675,020	FNMA ±	3.01	05/01/2036	12,222,871
3,044,485	FNMA ±	3.01	08/01/2035	3,214,874
724,581	FNMA ±	3.06	12/01/2017	744,800
103,162	FNMA ±	3.12	07/01/2030	103,297
998,736	FNMA ±	3.13	05/01/2036	1,022,227
48,495	FNMA ±	3.25	01/01/2017	49,222
1,667,641	FNMA ±	3.27	02/01/2017	1,719,909
107,939	FNMA ±	3.38	10/01/2029	112,229
2,590,936	FNMA¤±	3.55	07/01/2038	2,711,116
73,926	FNMA ±	3.62	08/01/2028	76,835
23,638	FNMA ±	3.65	01/01/2015	23,722
68,006	FNMA ±	3.82	01/01/2030	72,136
2,598,209	FNMA ±	4.06	07/01/2035	2,699,266
6,049,762	FNMA¤±	4.35	02/01/2035	6,240,395
17,113	FNMA ±	4.51	03/01/2034	17,771
685,779	FNMA ±	4.61	04/01/2031	721,433
47,209	FNMA ±	4.62	12/01/2036	49,326
1,492,940	FNMA ±	4.85	12/01/2034	1,582,582
3,307,128	FNMA¤±	4.87	04/01/2034	3,443,276
474,704	FNMA ±	4.95	01/01/2034	487,904
231,929	FNMA ±	4.95	11/01/2024	244,849
223,428	FNMA ±	4.97	08/01/2027	225,129
13,851	FNMA ±	5.11	12/01/2022	14,711
102,135	FNMA ±	5.13	04/01/2025	102,079
1,561,073	FNMA¤±	5.34	02/01/2036	1,641,078
5,661	FNMA ±	6.00	05/01/2021	5,686
9,803	FNMA	6.00	08/01/2021	10,228
195,339	FNMA	6.00	04/01/2033	215,378
2,860,036	FNMA¤±	6.06	09/01/2032	3,000,213
245,142	FNMA ±	6.11	12/01/2013	248,456
104,793	FNMA ±	6.14	12/01/2020	110,502
2,307,623	FNMA¤±	6.28	09/01/2037	2,478,916
67,473	FNMA	6.50	11/01/2032	76,152
181,841	FNMA	7.50	07/01/2017	200,883
14,232	FNMA	7.50	10/01/2028	14,300
168,760	FNMA	7.50	11/01/2028	196,403
45,862	FNMA	7.50	02/01/2030	52,465
106,536	FNMA	7.50	09/01/2030	119,072
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)

MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$22,651	FNMA	7.50%	07/01/2032	$25,889
17,033	FNMA	8.00	12/01/2024	17,327
129,315	FNMA	8.00	06/01/2030	145,744
23,606	FNMA	12.00	01/01/2016	26,517
59,867	FNMA Series 1996-46 Class FA ±	0.78	08/25/2021	60,111
696,062	FNMA Series 2001-25 Class Z	6.00	06/25/2031	764,958
34,535	FNMA Series 2001-35 Class F ±	0.86	07/25/2031	34,715
34,769	FNMA Series 2001-57 Class F ±	0.76	06/25/2031	34,802
283,702	FNMA Series 2001-T10 Class A2	7.50	12/25/2041	328,917
222,828	FNMA Series 2002-77 Class FH ±	0.66	12/18/2032	222,391
5,138,301	FNMA Series 2002-95 Class FK ±	0.76	01/25/2033	5,136,096
73,581	FNMA Series 2002-97 Class FR ±	0.81	01/25/2033	73,580
1,431,230	FNMA Series 2003-W8 Class 3F2 ±	0.61	05/25/2042	1,425,884
69,930	FNMA Series G91-16 Class F ±	0.73	06/25/2021	70,099
134,604	FNMA Series G92-17 Class F ±	1.33	03/25/2022	137,262

				125,017,931

Government National Mortgage Association: 0.11%
83,528	GNMA	6.50	06/15/2028	94,597
42,623	GNMA	7.25	07/15/2017	47,444
63,827	GNMA	7.25	08/15/2017	70,796
50,498	GNMA	7.25	08/15/2017	55,949
17,020	GNMA	7.25	08/15/2017	18,945
64,943	GNMA	7.25	09/15/2017	72,288
118,825	GNMA	7.25	10/15/2017	131,819
69,337	GNMA	7.25	10/15/2017	76,853
44,364	GNMA	7.25	11/15/2017	48,904
32,448	GNMA	7.25	01/15/2018	36,141
34,450	GNMA	7.25	01/15/2018	38,580
35,097	GNMA	7.25	02/15/2018	39,053
18,144	GNMA	7.25	05/15/2018	19,927
17,054	GNMA Series 2001-61 Class FA ±	0.76	09/20/2030	17,055

				768,351

Total Agency Securities (Cost $206,455,303)				209,998,799

Collateralized Mortgage Obligations: 1.64%
4,555,605	American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.28	09/25/2046	2,664,865
1,340,000	Banc of America Commercial Mortgage Incorporated Series 2006-03 Class AM ±	5.87	07/10/2044	1,380,936
1,820,000	Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.88	07/10/2038	1,891,997
3,570,000	Lehman XS Trust Series 2006-18N Class A5A(i)±	0.43	12/25/2036	1,472,993
1,866,000	Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12/15/2043	1,876,110
810,000	Morgan Stanley Capital I Trust Series 2006-IQ12 Class AMFX	5.37	12/15/2043	814,388
1,220,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM(l)	5.47	01/15/2045	1,270,503

Total Collateralized Mortgage Obligations (Cost $11,280,220)				11,371,792

Corporate Bonds and Notes: 54.70%
Consumer Discretionary: 9.85%
Auto Components: 0.83%
1,895,000	Cooper Tire & Rubber Company	7.63	03/15/2027	1,814,463
468,000	Goodyear Tire & Rubber Company	8.75	08/15/2020	498,420
3,010,000	Goodyear Tire & Rubber Company	10.50	05/15/2016	3,416,350
				5,729,233

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Automobiles: 0.42%
$2,815,000	Ford Motor Credit Company LLC	9.88%	08/10/2011	$2,925,323

Diversified Consumer Services: 1.74%
1,795,000	Carriage Services Incorporated	7.88	01/15/2015	1,799,488
475,000	Service Corporation International	6.75	04/01/2016	501,125
1,610,000	Service Corporation International	7.00	06/15/2017	1,696,538
650,000	Service Corporation International	7.00	05/15/2019	667,875
3,965,000	Service Corporation International	7.50	04/01/2027	3,865,875
475,000	Service Corporation International	8.00	11/15/2021	518,938
2,890,000	Stonemor Operating LP	10.25	12/01/2017	3,012,825

				12,062,664

Hotels, Restaurants & Leisure: 2.17%
1,500,000	Ameristar Casinos Incorporated	9.25	06/01/2014	1,608,750
850,000	Blue Acquisition Incorporated††	9.88	10/15/2018	907,375
1,375,000	Chukchansi Economic Development Authority††±	3.94	11/15/2012	895,469
175,000	Citycenter Holdings LLC††	7.63	01/15/2016	178,938
375,000	Citycenter Holdings LLC††¥	10.75	01/15/2017	390,938
525,000	DineEquity Incorporated††	9.50	10/30/2018	565,031
700,000	Dunkin Finance Corporation††	9.63	12/01/2018	714,000
3,375,000	Greektown Superholdings††	13.00	07/01/2015	3,822,188
900,000	NAI Entertainment Holdings LLC††	8.25	12/15/2017	958,500
1,250,000	Pinnacle Entertainment Incorporated	7.50	06/15/2015	1,293,750
485,000	Scientific Games Corporation	9.25	06/15/2019	520,163
335,000	Shingle Springs Tribal Gaming Authority††	9.38	06/15/2015	227,800
225,000	Speedway Motorsports Incorporated††%%	6.75	02/01/2019	227,250
950,000	Speedway Motorsports Incorporated	8.75	06/01/2016	1,035,500
1,500,000	Yonkers Racing Corporation††	11.38	07/15/2016	1,657,500

				15,003,152

Household Durables: 0.01%
68,000	Sealy Corporation††	10.88	04/15/2016	77,265

Internet & Catalog Retail: 0.06%
390,000	QVC Incorporated††	7.50	10/01/2019	415,350

Media: 4.18%
1,310,000	Cablevision Systems Corporation	8.63	09/15/2017	1,463,925
7,535,929	CCH II LLC	13.50	11/30/2016	9,118,474
904,000	Charter Communications Incorporated Step Bond††ºº	8.00	04/30/2012	952,590
5,140,000	Charter Communications Incorporated Step Bond††ºº	10.88	09/15/2014	5,782,500
250,000	Cinemark USA Incorporated	8.63	06/15/2019	270,625
400,000	CSC Holdings LLC	8.50	04/15/2014	447,000
480,000	DISH DBS Corporation	7.88	09/01/2019	508,200
1,000,000	EchoStar DBS Corporation	6.63	10/01/2014	1,047,500
350,000	EchoStar DBS Corporation	7.75	05/31/2015	376,688
675,000	Gray Television Incorporated	10.50	06/29/2015	693,563
300,000	Interactive Data Corporation††	10.25	08/01/2018	332,250
375,000	Lamar Media Corporation Series C	9.75	04/01/2014	434,063
775,000	Lin Television Corporation	8.38	04/15/2018	833,125
1,000,000	Nielsen Finance LLC††	7.75	10/15/2018	1,072,500
601,000	Nielsen Finance LLC	11.50	05/01/2016	700,916
405,000	Nielsen Finance LLC Senior Discount Note Step Bondºº	12.50	08/01/2016	425,756
2,475,000	Regal Cinemas Corporation	8.63	07/15/2019	2,635,875
1,257,000	Salem Communications Corporation	9.63	12/15/2016	1,363,845
425,000	XM Satellite Radio Holdings Incorporated††	13.00	08/01/2013	505,750
1,526,000	Young Broadcasting Incorporated^^	8.75	01/15/2014	15
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Media (continued)
$940,000	Young Broadcasting Incorporated^^(i)	10.00%	03/01/2011	$9
				28,965,169

Multiline Retail: 0.09%
585,000	Saks Incorporated	9.88	10/01/2011	610,594

Specialty Retail: 0.05%
375,000	Rent-A-Center Incorporated††	6.63	11/15/2020	369,375

Textiles, Apparel & Luxury Goods: 0.30%
1,865,000	Oxford Industries Incorporated	11.38	07/15/2015	2,107,450

Consumer Staples: 1.39%

Beverages: 0.25%
1,475,000	Anheuser-Busch InBev††	6.88	11/15/2019	1,749,092

Food Products: 1.14%
125,000	Darling International Incorporated††	8.50	12/15/2018	135,000
1,452,000	Dole Food Company Incorporated	13.88	03/15/2014	1,780,515
3,745,000	JBS USA Finance Incorporated	11.63	05/01/2014	4,362,925
1,370,000	Smithfield Foods Incorporated	10.00	07/15/2014	1,611,463

				7,889,903

Energy: 7.41%

Energy Equipment & Services: 1.59%
985,000	Bristow Group Incorporated	7.50	09/15/2017	1,039,175
630,000	Cleaver-Brooks Incorporated††	12.25	05/01/2016	675,675
1,625,000	GulfMark Offshore Incorporated	7.75	07/15/2014	1,653,438
2,345,000	Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	2,321,550
2,230,000	Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	2,288,538
460,000	Parker Drilling Company	9.13	04/01/2018	485,300
2,475,000	PHI Incorporated	8.63	10/15/2018	2,561,625

				11,025,301

Oil, Gas & Consumable Fuels: 5.82%
2,250,000	Chesapeake Energy Corporation	9.50	02/15/2015	2,632,500
125,000	Cloud Peak Energy Resources Incorporated	8.25	12/15/2017	136,094
225,000	Cloud Peak Energy Resources Incorporated	8.50	12/15/2019	250,875
932,000	Coffeyville Resources LLC††	9.00	04/01/2015	1,015,880
1,350,000	Coffeyville Resources LLC††	10.88	04/01/2017	1,501,875
825,000	Consol Energy Incorporated††	8.25	04/01/2020	901,313
425,000	Denbury Resources Incorporated	8.25	02/15/2020	468,031
445,000	El Paso Corporation††	6.50	09/15/2020	451,947
175,000	El Paso Corporation	6.88	06/15/2014	190,287
175,000	El Paso Corporation	7.00	06/15/2017	188,633
1,075,000	El Paso Corporation	7.25	06/01/2018	1,174,902
800,000	El Paso Corporation	7.42	02/15/2037	755,726
175,000	El Paso Corporation	7.75	01/15/2032	177,259
1,850,000	El Paso Corporation	7.80	08/01/2031	1,883,283
3,100,000	Energy Transfer Equity LP	7.50	10/15/2020	3,313,125
600,000	Ferrellgas Partners LP††	6.50	05/01/2021	582,000
975,000	Ferrellgas Partners LP	9.13	10/01/2017	1,074,938
770,000	Forest Oil Corporation	7.25	06/15/2019	798,875
535,000	Forest Oil Corporation	8.50	02/15/2014	592,513
1,895,000	Holly Corporation	9.88	06/15/2017	2,089,238
575,000	Inergy Holdings LP††%%	6.88	08/01/2021	580,031
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$3,435,000	Peabody Energy Corporation	7.88%	11/01/2026	$3,864,375
790,000	Petrohawk Energy Corporation	7.88	06/01/2015	837,400
495,000	Petrohawk Energy Corporation	10.50	08/01/2014	569,250
1,220,000	Pioneer Natural Resources Company	7.50	01/15/2020	1,351,489
2,885,000	Plains Exploration & Production Company	8.63	10/15/2019	3,209,563
250,000	Regency Energy Partners	6.88	12/01/2018	256,875
2,265,000	Sabine Pass LNG LP	7.25	11/30/2013	2,248,013
2,625,000	Sabine Pass LNG LP	7.50	11/30/2016	2,572,500
1,790,000	SandRidge Energy Incorporated	8.75	01/15/2020	1,906,350
635,000	Stallion Oilfield Holdings Incorporated††	10.50	02/15/2015	688,975
990,000	Tesoro Corporation(i)	7.50	07/17/2012	998,316
945,000	Tesoro Corporation	9.75	06/01/2019	1,063,125

				40,325,556

Financials: 8.77%

Capital Markets: 1.27%
800,000	E*TRADE Financial Corporation	7.38	09/15/2013	797,000
4,291,000	E*TRADE Financial Corporation¥	12.50	11/30/2017	5,100,926
2,200,000	Nuveen Investments Incorporated	5.50	09/15/2015	1,914,000
275,000	Nuveen Investments Incorporated††	10.50	11/15/2015	283,250
675,000	Nuveen Investments Incorporated	10.50	11/15/2015	695,250

				8,790,426

Commercial Banks: 2.35%
1,925,000	CapitalSource Incorporated††	12.75	07/15/2014	2,322,031
7,935,000	CIT Group Incorporated	7.00	05/01/2013	8,103,619
1,592,738	CIT Group Incorporated	7.00	05/01/2014	1,622,602
372,738	CIT Group Incorporated	7.00	05/01/2015	377,863
1,554,562	CIT Group Incorporated	7.00	05/01/2016	1,570,108
350,000	FCE Bank plc	9.38	01/17/2014	537,330
370,000	HSBC Finance Corporation	7.00	03/27/2012	619,494
1,100,000	Lloyds TSB Bank plc	6.38	01/21/2021	1,111,678

				16,264,725

Consumer Finance: 1.37%
1,600,000	American General Finance Corporation	5.40	12/01/2015	1,368,000
1,075,000	American General Finance Corporation	5.75	09/15/2016	903,000
150,000	American General Finance Corporation	6.50	09/15/2017	126,750
1,575,000	American General Finance Corporation	6.90	12/15/2017	1,370,250
1,265,000	International Lease Finance Corporation	4.75	01/13/2012	1,290,300
1,800,000	International Lease Finance Corporation	5.30	05/01/2012	1,838,250
705,000	International Lease Finance Corporation	5.75	06/15/2011	710,288
460,000	International Lease Finance Corporation	6.38	03/25/2013	479,550
900,000	International Lease Finance Corporation††	8.63	09/15/2015	1,003,500
350,000	Sable International Finance Limited	7.75	02/15/2017	373,625

				9,463,513

Diversified Financial Services: 1.96%
2,055,000	Ally Financial Incorporated	8.30	02/12/2015	2,322,150
2,000,000	General Electric Capital Corporation	7.63	12/10/2014	1,656,322
1,298,000	GMAC LLC	6.75	12/01/2014	1,395,350
59,000	GMAC LLC	6.88	09/15/2011	60,475
1,244,000	GMAC LLC	6.88	08/28/2012	1,313,975
3,620,000	GMAC LLC	7.50	12/31/2013	3,918,650
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Financial Services (continued)
$2,655,000	Leucadia National Corporation	8.13%	09/15/2015	$2,920,500

				13,587,422

Insurance: 0.46%
2,925,000	Emigrant Bancorp Incorporated††(i)	6.25	06/15/2014	2,441,287
725,000	Hub International Holdings Incorporated††	10.25	06/15/2015	748,563

				3,189,850

Real Estate Investment Trusts (REITs): 1.36%
5,560,000	Dupont Fabros Technology Incorporated	8.50	12/15/2017	6,018,700
235,000	Host Hotels & Resorts LP	9.00	05/15/2017	263,200
1,775,000	Omega Healthcare Investors Incorporated††	6.75	10/15/2022	1,752,813
500,000	Omega Healthcare Investors Incorporated	7.00	01/15/2016	513,125
859,000	Ventas Incorporated	9.00	05/01/2012	904,849

				9,452,687

Health Care: 2.65%

Health Care Equipment & Supplies: 0.52%
540,000	Biomet Incorporated¥	10.38	10/15/2017	604,800
2,200,000	Biomet Incorporated	11.63	10/15/2017	2,486,000
475,000	Cooper Companies Incorporated	7.13	02/15/2015	491,625

				3,582,425

Health Care Providers & Services: 1.86%
1,090,000	Apria Healthcare Group Incorporated	11.25	11/01/2014	1,203,088
950,000	Aviv Healthcare Properties LP††%%	7.75	02/15/2019	976,125
700,000	Community Health Systems Incorporated	8.88	07/15/2015	739,375
400,000	Frensenius Medical Care US Finance Company††%%	5.75	02/15/2021	395,000
820,000	HCA Incorporated	7.88	02/01/2011	820,000
375,000	HCA Incorporated	8.50	04/15/2019	418,125
250,000	HCA Incorporated	9.13	11/15/2014	262,500
2,945,000	HCA Incorporated	9.25	11/15/2016	3,169,556
2,181,000	HCA Incorporated¥	9.63	11/15/2016	2,352,754
75,000	Health Management plc	6.13	04/15/2016	76,125
400,000	Healthsouth Corporation	7.25	10/01/2018	409,500
400,000	Healthsouth Corporation	7.75	09/15/2022	416,000
525,000	Omnicare Incorporated	6.88	12/15/2015	543,375
1,050,000	Sabra Healthcare Corporation††	8.13	11/01/2018	1,089,375

				12,870,898

Pharmaceuticals: 0.27%
300,000	Mylan Incorporated††	6.00	11/15/2018	306,000
375,000	Mylan Incorporated††	7.63	07/15/2017	408,750
150,000	Mylan Incorporated††	7.88	07/15/2020	165,938
900,000	Pfizer Incorporated	5.35	03/15/2015	1,012,484

				1,893,172

Industrials: 4.35%

Aerospace & Defense: 1.57%
1,980,000	Alliant Techsystems Incorporated	6.75	04/01/2016	2,039,400
340,000	Digitalglobe Incorporated	10.50	05/01/2014	388,450
475,000	GenCorp Incorporated	9.50	08/15/2013	487,469
485,000	Geoeye Incorporated	9.63	10/01/2015	548,050
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Aerospace & Defense (continued)
$480,000	Hexcel Corporation	6.75%	02/01/2015	$488,400
1,140,000	Kratos Defense & Security Solutions Incorporated	10.00	06/01/2017	1,272,525
2,115,000	L-3 Communications Holdings Incorporated	5.88	01/15/2015	2,157,300
2,784,000	L-3 Communications Holdings Incorporated	6.38	10/15/2015	2,871,000
635,000	Wyle Services Corporation††	10.50	04/01/2018	630,238
				10,882,832

Commercial Services & Supplies: 1.64%
275,000	Brickman Group Holdings††	9.13	11/01/2018	289,094
125,000	Casella Waste Systems Incorporated††%%	7.75	02/15/2019	127,813
1,945,000	Casella Waste Systems Incorporated	11.00	07/15/2014	2,183,263
815,000	Corrections Corporation of America	6.25	03/15/2013	817,038
1,270,000	Corrections Corporation of America	7.75	06/01/2017	1,387,475
1,200,000	Geo Group Incorporated	7.75	10/15/2017	1,260,000
125,000	Interface Incorporated††	7.63	12/01/2018	130,938
400,000	Iron Mountain Incorporated	6.75	10/15/2018	542,184
1,385,000	Iron Mountain Incorporated	8.38	08/15/2021	1,506,188
1,150,000	Kar Holdings Incorporated ±	4.29	05/01/2014	1,109,750
200,000	Kar Holdings Incorporated	8.75	05/01/2014	208,000
225,000	Kar Holdings Incorporated	10.00	05/01/2015	238,500
1,800,000	NCO Group Incorporated	11.88	11/15/2014	1,593,000
				11,393,243

Machinery: 0.76%
450,000	Columbus Mckinnon Corporation††	7.88	02/01/2019	460,125
500,000	Commercial Vehicle Group Incorporated	8.00	07/01/2013	490,000
2,152,365	Commercial Vehicle Group Incorporated¥	13.00	02/15/2013	2,281,507
1,315,000	CPM Holdings Incorporated††	10.63	09/01/2014	1,420,200
225,000	Thermadyne Holdings Corporation††	9.00	12/15/2017	237,375
375,000	Titan International Incorporated††	7.88	10/01/2017	399,375
				5,288,582

Road & Rail: 0.30%
55,000	Kansas City Southern	8.00	06/01/2015	59,400
349,000	Kansas City Southern	13.00	12/15/2013	417,055
1,425,000	RailAmerica Incorporated	9.25	07/01/2017	1,572,844
				2,049,299

Transportation Infrastructure: 0.08%
520,000	United Maritime LLC	11.75	06/15/2015	520,000

Information Technology: 4.16%

Communications Equipment: 0.32%
1,175,000	Allbritton Communication Company	8.00	05/15/2018	1,220,531
1,285,000	Lucent Technologies Incorporated	6.45	03/15/2029	1,021,575
				2,242,106

Electronic Equipment & Instruments: 1.97%
2,490,000	GCI Incorporated	7.25	02/15/2014	2,514,900
625,000	GCI Incorporated	8.63	11/15/2019	679,688
1,240,000	Intcomex Incorporated††	13.25	12/15/2014	1,302,000
5,275,000	Jabil Circuit Incorporated	8.25	03/15/2018	6,039,875
1,485,000	Kemet Corporation	10.50	05/01/2018	1,633,500
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Electronic Equipment & Instruments (continued)
$1,285,000	Viasystem Group Incorporated††	12.00%	01/15/2015	$1,460,081

				13,630,044

Internet Software & Services: 0.48%
1,010,000	Equinix Incorporated	8.13	03/01/2018	1,090,800
1,805,000	Terremark Worldwide Incorporated	12.00	06/15/2017	2,251,738

				3,342,538

IT Services: 1.24%
1,550,000	First Data Corporation	11.25	03/31/2016	1,433,750
1,230,000	iPayment Incorporated	9.75	05/15/2014	1,196,175
525,000	Sungard Data Systems Incorporated††	7.38	11/15/2018	535,500
250,000	Sungard Data Systems Incorporated††	7.63	11/15/2020	258,125
3,130,000	SunGard Data Systems Incorporated	10.25	08/15/2015	3,298,238
460,000	Unisys Corporation	12.50	01/15/2016	511,750
650,000	Unisys Corporation††	12.75	10/15/2014	780,000
510,000	Unisys Corporation††	14.25	09/15/2015	615,825

				8,629,363

Semiconductors & Semiconductor Equipment: 0.15%
975,000	Advanced Micro Devices Incorporated	5.75	08/15/2012	1,010,344

Materials: 4.37%

Chemicals: 2.31%
250,000	Chemtura Corporation††	7.88	09/01/2018	266,875
1,260,000	Huntsman International LLC	5.50	06/30/2016	1,234,800
2,520,000	LBI Escrow Corporation††	8.00	11/01/2017	2,812,950
8,981,938	Lyondell Chemical Company	11.00	05/01/2018	10,239,409
400,000	Rockwood Specialties Group Incorporated	7.63	11/15/2014	557,244
670,000	Solutia Incorporated	7.88	03/15/2020	726,950
125,000	Vertellus Specialties Incorporated††	9.38	10/01/2015	134,531

				15,972,759

Construction Materials: 0.63%
620,000	CPG International Incorporated ±	7.21	07/01/2012	620,000
1,900,000	CPG International Incorporated	10.50	07/01/2013	1,942,750
1,635,000	Headwaters Incorporated	11.38	11/01/2014	1,823,025

				4,385,775

Containers & Packaging: 0.67%
2,760,000	Exopack Holding Corporation	11.25	02/01/2014	2,835,900
95,000	Graham Packaging Company	8.25	01/01/2017	99,750
1,450,000	Graham Packaging Company	9.88	10/15/2014	1,500,750
175,000	Owens Brockway Glass Container Incorporated	7.38	05/15/2016	190,313

				4,626,713

Metals & Mining: 0.41%
2,485,000	Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	2,770,775
3,170,000	Indalex Holdings Corporation^^	11.50	02/01/2014	51,513

				2,822,288

Paper & Forest Products: 0.35%
545,000	Clearwater Paper Corporation	10.63	06/15/2016	621,981
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Paper & Forest Products (continued)
$500,000	Georgia Pacific Corporation††	7.00%	01/15/2015	$517,500
1,080,000	Georgia Pacific Corporation	8.88	05/15/2031	1,314,900

				2,454,381

Telecommunication Services: 6.83%

Diversified Telecommunication Services: 4.40%
4,155,000	Citizens Communications Company	7.88	01/15/2027	4,113,450
1,450,000	Clearwire Communications Finance Corporation††	12.00	12/01/2015	1,580,500
940,000	Clearwire Communications Finance Corporation††	12.00	12/01/2015	1,024,600
845,000	Frontier Communications Corporation	8.13	10/01/2018	951,681
200,000	Frontier Communications Corporation	8.25	05/01/2014	223,500
1,965,000	Frontier Communications Corporation	8.25	04/15/2017	2,200,800
525,000	Frontier Communications Corporation	8.50	04/15/2020	591,938
2,010,000	Level 3 Financing Incorporated	10.00	02/01/2018	2,010,000
795,000	Qwest Corporation	7.13	11/15/2043	769,163
1,040,000	Qwest Corporation	7.25	09/15/2025	1,112,800
1,370,000	Qwest Corporation	7.50	06/15/2023	1,373,425
230,000	Qwest Corporation	7.63	08/03/2021	232,300
2,875,000	Qwest Corporation	8.88	03/15/2012	3,097,813
700,000	SBA Telecommunications Incorporated	8.00	08/15/2016	764,750
5,985,000	Sprint Capital Corporation	6.88	11/15/2028	5,356,575
2,420,000	Sprint Capital Corporation	8.38	03/15/2012	2,571,250
2,330,000	Windstream Corporation	7.88	11/01/2017	2,496,013

				30,470,558

Wireless Telecommunication Services: 2.43%
325,000	CCO Holdings LLC††	7.75	05/01/2017	357,500
500,000	CCO Holdings LLC	8.13	04/30/2020	532,500
1,655,000	Cricket Communications Incorporated	7.75	05/15/2016	1,741,888
75,000	Crown Castle International Corporation	7.13	11/01/2019	79,688
325,000	Crown Castle International Corporation	9.00	01/15/2015	362,375
1,357,019	iPCS Incorporated¥	3.54	05/01/2014	1,316,308
1,875,000	MetroPCS Communications Incorporated	6.63	11/15/2020	1,809,375
775,000	MetroPCS Communications Incorporated	7.88	09/01/2018	809,875
1,055,000	Sprint Nextel Corporation	6.90	05/01/2019	1,057,638
4,085,000	Sprint Nextel Corporation Series D	7.38	08/01/2015	4,115,638
2,335,000	Sprint Nextel Corporation Series F	5.95	03/15/2014	2,337,919
1,000,000	Syniverse Holdings Incorporated††	9.13	01/15/2019	1,065,000
1,135,000	Telesat Canada Incorporated	11.00	11/01/2015	1,274,038

				16,859,742

Utilities: 4.92%

Electric Utilities: 1.62%
6,545,000	Aquila Incorporated Step Bondºº	11.88	07/01/2012	7,393,173
904,463	Energy Future Holdings Corporation¥	12.00	11/01/2017	601,468
1,312,551	Homer City Funding LLC	8.73	10/01/2026	1,227,235
1,835,000	Otter Tail Corporation	9.00	12/15/2016	1,981,800
15,000	PNM Resources Incorporated	9.25	05/15/2015	16,800

				11,220,476

Gas Utilities: 0.15%
475,000	Amerigas Partners LP	6.50	05/20/2021	483,313
275,000	Amerigas Partners LP	7.13	05/20/2016	286,688
275,000	Suburban Propane Partners LP	7.38	03/15/2020	291,844

				1,061,845

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Independent Power Producers & Energy Traders: 3.15%
$1,145,000	AES Corporation	8.88%	02/15/2011	$1,145,000
3,975,000	Calpine Construction Finance Corporation††	7.25	10/15/2017	4,064,438
1,375,000	Calpine Construction Finance Corporation††	8.00	06/01/2016	1,474,688
2,165,000	Dynegy Holdings Incorporated	7.63	10/15/2026	1,401,838
3,614,632	Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	4,084,534
2,125,000	NRG Energy Incorporated	7.38	02/01/2016	2,199,375
3,400,000	NRG Energy Incorporated	7.38	01/15/2017	3,536,000
1,615,000	NRG Energy Incorporated	8.50	06/15/2019	1,683,638
450,000	Reliant Energy Incorporated	7.63	06/15/2014	472,500
1,226,246	Reliant Energy Incorporated	9.24	07/02/2017	1,312,083
410,000	Reliant Energy Incorporated	9.68	07/02/2026	442,800

				21,816,894

Total Corporate Bonds and Notes (Cost $355,301,540)				379,030,327

Foreign Corporate Bonds@: 10.39%

Consumer Discretionary: 0.36%

Hotels, Restaurants & Leisure: 0.05%
250,000	R&R Ice Cream plc(i)†† (EUR)	8.38	11/15/2017	357,691

Media: 0.19%
470,000	UPC Holding BV (EUR)	9.63	12/01/2019	714,286
400,000	Ziggo Bond Company BV(i)†† (EUR)	8.00	05/15/2018	579,151

				1,293,437

Multiline Retail: 0.12%
500,000	Marks & Spencer Group plc (GBP)	6.38	11/07/2011	821,443

Consumer Staples: 0.73%

Food & Staples Retailing: 0.25%
300,000	Bakkavor Finance plc%%†† (GBP)	8.25	02/15/2018	480,555
750,000	Tesco plc (GBP)	5.50	12/13/2019	1,272,061

				1,752,616

Tobacco: 0.48%
1,100,000	British American Tobacco Finance plc (EUR)	5.38	06/29/2017	1,630,313
1,025,000	Imperial Tobacco Group plc (EUR)	8.38	02/17/2016	1,688,585

				3,318,898

Financials: 6.90%

Capital Markets: 0.13%
560,000	Morgan Stanley (GBP)	5.38	11/14/2013	936,000

Commercial Banks: 5.00%
1,200,000	Bank Nederlandse Gemeenten (EUR)	3.88	11/04/2019	1,673,891
2,450,000	Eurofima (AUD)	6.25	12/28/2018	2,429,918
1,900,000	European Investment Bank (EUR)	3.13	04/15/2014	2,671,194
2,330,000	European Investment Bank (EUR)	3.13	03/03/2017	3,197,046
2,300,000	European Investment Bank (EUR)	4.25	10/15/2014	3,357,163
8,530,000	European Investment Bank (AUD)	6.13	01/23/2017	8,461,443
1,800,000	Instituto de Credito Oficial (EUR)	4.38	05/23/2012	2,487,057
950,000	International Bank for Reconstruction & Development (AUD)	5.75	10/01/2020	915,577
910,000	KfW Bankengruppe (EUR)	3.88	01/21/2019	1,289,528
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
1,225,000	KfW Bankengruppe (AUD)	6.25%	12/04/2019	$1,209,075
4,819,000	KfW Bankengruppe (NZD)	6.38	02/17/2015	3,913,351
2,150,000	Rabobank Nederland (EUR)	4.25	01/16/2017	3,029,007
				34,634,250

Thrifts & Mortgage Finance: 1.77%
700,000	Nationwide Building Society ± (EUR)	3.75	01/20/2015	927,072
35,800,862	Nykredit (DKK)	4.00	10/01/2041	6,150,686
30,262,522	Realkredit Danmark (DKK)	4.00	10/01/2041	5,199,184

				12,276,942

Health Care: 0.13%

Pharmaceuticals: 0.13%
600,000	Pfizer Incorporated (EUR)	4.75	06/03/2016	877,417

Industrials: 0.49%

Aerospace & Defense: 0.06%
280,000	Bombardier Incorporated (EUR)	7.25	11/15/2016	407,322

Airlines: 0.11%
550,000	Inaer Aviation Finance Limited†† (EUR)	9.50	08/01/2017	745,502

Building Products: 0.07%
350,000	HeidelbergCement AG (EUR)	8.00	01/31/2017	527,123

Commercial Services & Supplies: 0.08%
350,000	Exova†† (GBP)	10.50	10/15/2018	585,895

Machinery: 0.05%
250,000	Savcio Holdings Limited (EUR)	8.00	02/15/2013	337,153

Professional Services: 0.08%
350,000	ISS Financing plc (EUR)	11.00	06/15/2014	527,722

Trading Companies & Distributors: 0.04%
200,000	Rexel SA (EUR)	8.25	12/15/2016	302,582

Materials: 0.44%

Chemicals: 0.09%
400,000	Kerling plc (EUR)	10.63	02/01/2017	606,534

Containers & Packaging: 0.17%
400,000	Ardagh Glass Finance (EUR)	8.75	02/01/2020	568,197
400,000	Owens-Illinois European Group BV (EUR)	6.88	03/31/2017	569,567

				1,137,764

Metals & Mining: 0.10%
500,000	New World Resources NV (EUR)	7.38	05/15/2015	703,401

Paper & Forest Products: 0.08%
400,000	Smurfit Kappa Funding plc (EUR)	7.25	11/15/2017	576,412

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Telecommunication Services: 0.78%

Diversified Telecommunication Services: 0.78%
1,250,000	Deutsche Telekom International Finance (EUR)	4.25%	07/13/2022	$1,632,955
1,275,000	France Telecom (EUR)	4.75	02/21/2017	1,845,519
725,000	Telstra Corporation Limited (EUR)	4.75	03/21/2017	1,041,462
300,000	Virgin Media Finance plc (GBP)	8.88	10/15/2019	545,430
200,000	Wind Acquisition Finance SpA (EUR)	11.75	07/15/2017	312,194
				5,377,560

Utilities: 0.56%

Independent Power Producers & Energy Traders: 0.08%
335,000	Infinis plc (GBP)	9.13	12/15/2014	570,159

Multi-Utilities: 0.48%
1,225,000	National Grid plc (EUR)	4.38	03/10/2020	1,667,882
1,200,000	Veolia Environnement SA (EUR)	4.00	02/12/2016	1,678,848

				3,346,730

Total Foreign Corporate Bonds (Cost $68,506,635)				72,020,553

Foreign Government Bonds@: 19.36%
2,750,000	Australia Series 124 (AUD)	5.75	05/15/2021	2,788,142
6,650,000	Australia Series 25CI (AUD)	3.12	09/20/2025	7,101,886
8,500,000	Brazil (BRL)	12.50	01/05/2022	5,927,742
1,125,000	Caisse d’Amortissement de la Dette Sociale (EUR)	3.38	04/25/2021	1,493,645
700,000	Caisse d’Amortissement de la Dette Sociale (EUR)	4.25	04/25/2020	1,004,139
6,400,000	Canada (CAD)	2.50	09/01/2013	6,496,254
6,900,000	Canada (CAD)	3.75	06/01/2019	7,170,942
8,150,000	Canada Series 23 (CAD)	4.10	12/15/2018	8,557,927
98,350,000	Czech Republic (CZK)	5.00	04/11/2019	5,973,757
2,120,000	France (EUR)	2.00	07/12/2015	2,838,161
6,850,000	France (EUR)	2.50	10/25/2020	8,593,403
1,750,000	France (EUR)	3.50	04/25/2020	2,403,608
5,100,000	Germany (EUR)	3.50	04/12/2013	7,289,555
5,875,000	Germany (EUR)	4.25	07/04/2017	8,763,594
2,850,000,000	Korea (KRW)	5.25	09/10/2015	2,633,631
4,635,000,000	Korea (KRW)	5.25	03/10/2027	4,316,982
20,250,000	Malaysia (MYR)	3.84	08/12/2015	6,709,765
77,900,000	Mexico (MXN)	8.50	11/18/2038	6,660,209
1,500,000	Netherlands (EUR)	3.50	07/15/2020	2,083,915
6,705,000	New Zealand (NZD)	6.00	12/15/2017	5,439,430
28,730,000	Norway (NOK)	4.25	05/19/2017	5,194,591
16,950,000	Poland (PLN)	5.50	04/25/2015	5,860,757
1,425,000	Slovenia (EUR)	4.63	09/09/2024	1,969,086
67,650,000	Sweden (SEK)	4.50	08/12/2015	11,141,458
3,325,000	United Kingdom (GBP)	4.75	03/07/2020	5,773,496

Total Foreign Government Bonds (Cost $130,330,977)				134,186,075

Yankee Corporate Bonds and Notes: 7.03%

Consumer Discretionary: 0.05%

Media: 0.05%
$325,000	Videotron Limited	9.13	04/15/2018	363,594

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Energy: 2.48%

Oil, Gas & Consumable Fuels: 2.48%
$2,550,000	Connacher Oil & Gas Limited††	10.25%	12/15/2015	$2,683,875
620,000	Connacher Oil & Gas Limited††	11.75	07/15/2014	673,475
1,380,000	General Maritime Corp	12.00	11/15/2017	1,307,550
475,000	Griffin Coal Mining Company Limited^^	9.50	12/01/2016	397,813
5,810,000	Griffin Coal Mining Company Limited††^^	9.50	12/31/2049	4,865,875
2,420,000	OPTI Canada Incorporated	7.88	12/15/2014	1,445,950
1,650,000	Petroplus Finance Limited	5.75	01/20/2020	1,703,585
4,020,000	Ship Finance International Limited	8.50	12/15/2013	4,080,300
				17,158,423

Financials: 0.85%

Commercial Banks: 0.72%
2,000,000	KfW Bankengruppe	4.88	06/17/2019	2,204,106
1,800,000	Landwirtsch Rentenbank	2.38	09/13/2017	1,725,007
1,100,000	Royal Bank of Scotland Group plc	6.13	01/11/2021	1,093,088
				5,022,201

Diversified Financial Services: 0.13%
900,000	IPIC GMTN Limited††	5.00	11/15/2020	877,512
635,000	Preferred Term Securities XII Limited ±^^(i)	0.00	12/24/2033	191
				877,703

Information Technology: 0.24%

Computers & Peripherals: 0.24%
650,000	Seagate Technology HDD Holdings	6.80	10/01/2016	669,500
975,000	Seagate Technology HDD Holdings††	7.75	12/15/2018	999,375
				1,668,875

				1,668,875

Materials: 1.70%

Metals & Mining: 0.70%
1,030,000	Novelis Incorporated	7.25	02/15/2015	1,050,600
500,000	Novelis Incorporated††	8.38	12/15/2017	538,750
525,000	Novelis Incorporated††	8.75	12/15/2020	570,281
2,050,000	Teck Resources Limited	10.75	05/15/2019	2,665,000
				4,824,631

Paper & Forest Products: 1.00%
1,170,000	PE Paper Escrow GmbH††	12.00	08/01/2014	1,363,251
2,085,000	Sappi Limited††	6.75	06/15/2012	2,142,400
3,860,000	Sappi Limited††	7.50	06/15/2032	3,440,167
				6,945,818

Telecommunication Services: 1.55%

Diversified Telecommunication Services: 1.33%
570,000	Global Crossing Limited	12.00	09/15/2015	655,500
2,495,000	Intelsat Limited	8.50	01/15/2013	2,507,475
850,000	Intelsat Limited††	8.50	11/01/2019	930,750
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Telecommunication Services (continued)
$234,000	Intelsat Limited	8.88%	01/15/2015	$241,605
275,000	Intelsat Limited	11.25	06/15/2016	295,625
300,000	Qtel International Finance Limited	4.75	02/16/2021	286,604
100,000	Virgin Media Finance plc	9.13	08/15/2016	106,500
3,660,000	Wind Acquisition Finance SpA††	11.75	07/15/2017	4,172,400

				9,196,459
Wireless Telecommunication Services: 0.22%
1,335,000	Digicel Group Limited††	12.00	04/01/2014	1,556,944

Utilities: 0.16%

Electric Utilities: 0.16%
1,000,000	E.ON AG	5.80	04/30/2018	1,124,900

Total Yankee Corporate Bonds and Notes (Cost $44,145,165)				48,739,548

Convertible Debentures: 0.16%

Information Technology: 0.16%

Communications Equipment: 0.16%
1,145,000	Lucent Technologies Incorporated	2.88	06/15/2025	1,089,181

Total Convertible	Debentures (Cost $765,113)			1,089,181

Principal		Interest Rate	Maturity Date
Term Loans: 5.51%
475,000	Advantage Sales & Marketing LLC	9.25	06/18/2018	483,018
1,025,000	Barrington Broadcasting Company	4.53	08/12/2013	986,562
1,202,850	Blackstone Group LP	7.75	11/02/2014	1,238,936
3,217,750	Capital Automotive REIT	5.00	12/14/2012	3,298,193
2,987,176	Coinmach Corporation<	3.28	11/20/2014	2,791,157
6,150,398	Fairpoint Communications Incorporated	2.00	03/31/2015	4,479,519
461,137	Federal Mogul Corporation	2.20	12/29/2014	448,045
419,474	Federal Mogul Corporation	2.20	12/28/2015	407,566
1,075,000	First Data Corporation	3.01	09/24/2014	1,014,757
2,125,000	First Data Corporation	3.01	09/24/2014	2,007,785
550,000	First Data Corporation	3.01	09/24/2014	519,552
981,475	Gray Television Incorporated	3.77	12/31/2014	970,963
700,000	Level 3 Financing Incorporated	2.55	03/13/2014	684,250
1,668,037	Local TV Finance LLC	2.31	05/07/2013	1,613,826
1,087,499	Merisant Company(i)	7.50	01/08/2014	1,033,809
1,221,391	NCO Group Incorporated	7.50	11/15/2013	1,200,786
2,755,000	Newsday LLC	10.50	08/01/2013	2,925,479
236,839	Panolam Industries International Incorporated	8.25	12/31/2013	213,747
1,215,000	Sugarhouse HSP Gaming LP	11.25	09/23/2014	1,233,735
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

PORTFOLIO OF INVESTMENTS — January 31, 2011 (UNAUDITED)
MULTI-SECTOR INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Term Loans (continued)
$12,903,558	TXU Energy Company LLC<	3.76%	10/10/2014	$10,616,402

Total Term Loans (Cost $36,796,540)				38,168,087

Shares

Investment Companies: 0.23%

Closed-End Funds: 0.23%
48,730	Dreyfus High Yield Strategies Fund Incorporated			221,234
46,191	Eaton Vance Limited Duration Income Trust			736,746
15,869	LMP Corporate Loan Fund Incorporated			190,428
44,650	New America High Income Fund Incorporated			445,161
				1,593,569

Total Investment Companies (Cost $843,822)				1,593,569

		Yield

Short-Term Investments: 2.68%

Investment Companies: 2.68%
18,561,673	Wells Fargo Advantage Cash Investment Money Market Fund##(u)(l)	0.12%		18,561,673

Total Short-Term Investments (Cost $18,561,673)				18,561,673

Total Investments in Securities (Cost $872,986,988)*	132.00%	914,759,604

Other Assets and Liabilities, Net	(32.00)	(221,779,483)

Total Net Assets	100.00%	$692,980,121

±	Variable rate investments.

¤	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.

(l)	Investment in an affiliate.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¥	Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

ºº	Stepped coupon bond. Interest rate presented is yield to maturity.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

(i)	Illiquid security

@	Foreign bond principal is denominated in local currency.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

<	All or portion of the position represents an unfunded loan commitment.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $870,231,300 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$55,534,097
Gross unrealized depreciation	(11,005,523)

Net unrealized appreciation	$44,528,574
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

Wells Fargo Advantage Multi-Sector Income Fund
Notes to Portfolio of Investments — January 31, 2011 (unaudited)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Forward foreign currency contracts
The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.
When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Term loans
The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.
As of January 31, 2011, the Fund had unfunded loan commitments of $824,375.
Fair valuation measurement
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of January 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Closed-end funds	$1,593,569	$0	$0	$1,593,569
Agency securities	0	209,998,799	0	209,998,799
Collateralized mortgage obligations	0	11,371,792	0	11,371,792
Convertible debentures	0	1,089,181	0	1,089,181
Corporate bonds and notes	0	373,190,910	5,839,417	379,030,327
Foreign corporate bonds	0	72,020,553	0	72,020,553
Foreign government bonds	0	134,186,075	0	134,186,075
Term loans	0	38,168,087	0	38,168,087
Yankee corporate bonds and notes	0	48,739,357	191	48,739,548
Short-term investments
Investment companies	18,561,673	0	0	18,561,673

	$20,155,242	$888,764,754	$5,839,608	$914,759,604

As of January 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Forward foreign currency contracts	$0	$(1,192,971)	$0	$(1,192,971)
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and	Foreign corporate	Yankee corporate
	notes	bonds	bonds	Total

Balance as of October 31, 2010	$5,753,667	$560,823	$191	$6,314,681
Accrued discounts (premiums)	576	0	0	576
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	85,174	25,072	0	110,246
Purchases	0	0	0	0
Sales	0	0	0	0
Transfers into level 3	0	0	0	0
Transfers out of level 3	0	(585,895)	0	(585,895)
Transfers in from acquisition(s)	0	0	0	0

Balance as of January 31, 2011	$5,839,417	$0	$191	$5,839,608

Change in unrealized gains (losses) included in earnings relating to securities still held at January 31, 2011	$85,174	$0	$0	$85,174

Derivative transactions
During the three months ended January 31, 2011, the Fund entered into forward foreign currency exchange contracts for hedging purposes.
At January 31, 2011, the Fund had forward foreign currency exchange contracts outstanding as follows:
Forward Foreign Currency Exchange Contracts to Buy:

			U.S. Value at	In Exchange for	Net Unrealized
Exchange Date	Counterparty	Contracts to Receive	January 31, 2011	U.S. $	Gains (Losses)
3/31/2011	State Street Bank	1,030,000,000 JPY	$12,554,023	$12,443,972	$110,051

			U.S. Value at		U.S. Value at	Net Unrealized
Exchange Date	Counterparty	Contracts to Receive	January 31, 2011	In Exchange for	January 31, 2011	Gains (Losses)
2/1/2011	State Street Bank	7,175,000 CAD	$7,165,327	5,252,178 EUR	$7,191,021	$(25,694)
2/1/2011	State Street Bank	15,850,000 CAD	15,828,631	1,317,087,450 JPY	16,046,387	(217,756)
2/1/2011	State Street Bank	5,357,276 EUR	7,334,916	7,175,000 CAD	7,165,327	169,589
2/1/2011	State Street Bank	1,717,759 EUR	2,351,870	195,000,000 JPY	2,375,731	(23,861)
2/1/2011	State Street Bank	1,305,247,500 JPY	15,902,138	15,850,000 CAD	15,828,631	73,507
2/1/2011	State Street Bank	195,000,000 JPY	2,375,731	1,768,659 EUR	2,421,561	(45,830)
2/15/2011	State Street Bank	6,907,458 GBP	11,063,657	76,000,000 SEK	11,777,540	(713,883)
2/18/2011	State Street Bank	504,233,600 JPY	6,143,804	17,680,000 PLN	6,149,819	(6,015)

			U.S. Value at		U.S. Value at	Net Unrealized
Exchange Date	Counterparty	Contracts to Receive	January 31, 2011	In Exchange for	January 31, 2011	Gains (Losses)
2/24/2011	State Street Bank	835,461,600 JPY	10,180,010	10,200,000 AUD	10,137,220	42,790
3/1/2011	State Street Bank	3,500,000 EUR	4,790,339	397,124,000 JPY	4,839,063	(48,724)
3/1/2011	State Street Bank	5,615,000 GBP	8,992,604	6,613,741 EUR	9,052,017	(59,413)
3/1/2011	State Street Bank	1,698,000,000 JPY	20,690,586	12,975,699 GBP	20,781,001	(90,415)
3/25/2011	State Street Bank	1,050,000,000 JPY	12,797,133	12,922,679 AUD	12,796,668	465
4/13/2011	State Street Bank	890,000,000 JPY	10,848,973	14,243,418 NZD	10,932,266	(83,293)
5/2/2011	State Street Bank	1,908,012,675 JPY	23,262,703	23,025,000 CAD	22,949,267	313,436
Forward Foreign Currency Exchange Contracts to Sell:

			U.S. Value at	In Exchange for	Net Unrealized
Exchange Date	Counterparty	Contracts to Deliver	January 31, 2011	U.S. $	Gains (Losses)
3/2/2011	State Street Bank	82,285,000 MXN	$6,766,858	$6,500,632	$(266,226)
3/18/2011	State Street Bank	64,500,000 DKK	11,841,819	11,520,120	(321,699)
The Fund had average market values of $121,840,475 and $17,444,474 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended January 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: March 29, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: March 29, 2011
By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: March 29, 2011